Note 2 - Summary Of Significant Accounting Policies (Detail)	12 Months Ended
Dec. 31, 2012
Finite-Lived Intangible Asset, Useful Life	15 years 146 days
Number of Reportable Segments	8
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period	5 years
Buildings [Member] | Minimum [Member]
Property, Plant and Equipment, Useful Life	20 years
Buildings [Member] | Maximum [Member]
Property, Plant and Equipment, Useful Life	40 years
Vehicles [Member] | Minimum [Member]
Property, Plant and Equipment, Useful Life	3 years
Vehicles [Member] | Maximum [Member]
Property, Plant and Equipment, Useful Life	5 years
Furniture And Equipment [Member] | Minimum [Member]
Property, Plant and Equipment, Useful Life	3 years
Furniture And Equipment [Member] | Maximum [Member]
Property, Plant and Equipment, Useful Life	10 years
Computer Equipment And Software [Member] | Minimum [Member]
Property, Plant and Equipment, Useful Life	3 years
Computer Equipment And Software [Member] | Maximum [Member]
Property, Plant and Equipment, Useful Life	5 years
Leasehold Improvements [Member]
Property, Plant and Equipment, Useful Life	10 years
Minimum [Member] | Customer Lists and Relationships [Member]
Finite-Lived Intangible Asset, Useful Life	4 years
Minimum [Member] | Trademarks and Trade Names [Member]
Finite-Lived Intangible Asset, Useful Life	5 years
Minimum [Member] | Management Contracts and Other [Member]
Finite-Lived Intangible Asset, Useful Life	2 years
Minimum [Member]
Finite-Lived Intangible Asset Useful Life Franchise Rights	2.50%
Maximum [Member] | Customer Lists and Relationships [Member]
Finite-Lived Intangible Asset, Useful Life	20 years
Maximum [Member] | Trademarks and Trade Names [Member]
Finite-Lived Intangible Asset, Useful Life	35 years
Maximum [Member] | Management Contracts and Other [Member]
Finite-Lived Intangible Asset, Useful Life	15 years
Maximum [Member]
Finite-Lived Intangible Asset Useful Life Franchise Rights	15.00%
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period	10 years
Customer Lists and Relationships [Member]
Finite-Lived Intangible Asset, Useful Life	17 years 6 months
Trademarks and Trade Names [Member]
Finite-Lived Intangible Asset, Useful Life	4 years 292 days
Management Contracts and Other [Member]
Finite-Lived Intangible Asset, Useful Life	8 years 292 days